SHARE CAPITAL AND OTHER RESERVES (Tables)	12 Months Ended
Dec. 31, 2024
SHARE CAPITAL AND OTHER RESERVES
Schedule of components of other reserves

	December 31,	December 31,	December 31,
	2024	2023	2022
Other reserve - Share options	$3,326,971	$2,296,229	$1,781,096
Other reserve - Warrants	63,228	59,702	263,596
	$3,390,199	$2,355,931	$2,044,692

Schedule of changes in share options

	2024		2023		2022
		Weighted		Weighted		Weighted
	Number of	average	Number of	average	Number of	average
	share options	exercise price	share options	exercise price	share options	exercise price
Outstanding, January 1,	3,463,333	$1.06	1,093,333	$1.67	716,663	$2.37
Granted	225,000	1.00	2,370,000	0.77	460,003	0.92
Expired	(66,667)	2.25	—	—	(83,333)	2.36
Outstanding, December 31,	3,621,666	$1.01	3,463,333	$1.06	1,093,333	$1.67

Schedule of information about share options outstanding and exercisable

	Share options outstanding		Share options exercisable
	Number of	Weighted	Number of	Weighted
	share options	average years	share options	average
Exercise prices	outstanding	to expiry	exercisable	exercise price
$0.51 - $1.00	3,055,003	3.62	1,645,003	$0.81
$2.01 - $2.50	566,663	5.16	566,663	2.08
	3,621,666	3.86	2,211,666	$1.14

Schedule of weighted average assumptions used to estimate the fair value of share options granted and/or vested

			For the year ended
	December 31,	December 31,	December 31,
	2024	2023	2022
Expected life	5.00 years	5.00 years	5.00 years
Expected volatility	125.67%	133.51%	143.18%
Risk-free interest rate	3.49%	4.69%	4.09%
Expected dividend yield	Nil	Nil	Nil
Forfeiture rate	Nil	Nil	Nil

Schedule of changes in warrants

	2024		2023		2022
	Number of	Warrant	Number of	Warrant	Number of	Warrant
	warrants	reserve	warrants	reserve	warrants	reserve
Outstanding, January 1,	100,000	$59,702	362,833	$263,596	—	$—
Transactions during the year:
Warrants issued - IPO	—	—	—	—	262,833	238,217
Warrants issued - consultants	—	—	—	—	100,000	25,379
Value assigned to warrants vested - consultants	—	3,526	—	34,323	—	—
Warrants expired	—	—	(262,833)	(238,217)	—	—
Outstanding, December 31,	100,000	$63,228	100,000	$59,702	362,833	$263,596

Schedule of weighted average assumptions used to estimate the fair value of warrants using the Black-Scholes pricing model

			For the year ended
	December 31,	December 31,	December 31,
	2024	2023	2022
Expected life	N/A	N/A	1.91 years
Expected volatility	N/A	N/A	109.94%
Risk-free interest rate	N/A	N/A	1.42%
Expected dividend yield	N/A	N/A	Nil
Forfeiture rate	N/A	N/A	Nil